Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document and Entity Information
Entity Registrant Name	Jupai Holdings Ltd
Entity Central Index Key	0001616291
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	193,720,706
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY